Marketable securities and other securities investments	12 Months Ended
Mar. 31, 2012
Marketable securities and other securities investments

6. Marketable securities and other securities investments:

Marketable securities and other securities investments include government bonds and common stocks for which the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	¥3,174,236	¥21,712	¥68,778	¥3,127,170
Common stocks	670,405	336,598	46,774	960,229
Other	561,387	15,940	376	576,951

Total	¥4,406,028	¥374,250	¥115,928	¥4,664,350

Securities not practicable to determine fair value
Common stocks	¥109,203
Other	23,069

Total	¥132,272

	Yen in millions
	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	¥3,580,574	¥72,485	¥51,147	¥3,601,912
Common stocks	605,889	444,073	15,643	1,034,319
Other	475,109	21,846	11	496,944

Total	¥4,661,572	¥538,404	¥66,801	¥5,133,175

Securities not practicable to determine fair value
Common stocks	¥79,420
Other	22,047

Total	¥101,467

	U.S. dollars in millions
	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	$43,564	$882	$622	$43,824
Common stocks	7,372	5,403	191	12,584
Other	5,781	266	0	6,047

Total	$56,717	$6,551	$813	$62,455

Securities not practicable to determine fair value
Common stocks	$967
Other	268

Total	$1,235

The amount of unrealized gains and losses that were originally reported for 2011 were corrected. There was no effect on the disclosed carrying values or market values and the information included in the table above reflects the adjustments made.

Government bonds include 77% of Japanese government bonds, and 23% of U.S. and European government bonds as of March 31, 2011, and 60% of Japanese government bonds, and 40% of U.S., European and other government bonds as of March 31, 2012. Listed stocks on the Japanese stock markets represent 86% and 83% of common stocks which are included in available-for-sale as of March 31, 2011 and 2012, respectively. “Other” includes primarily commercial paper.

Unrealized losses continuing over a 12 month period or more in the aggregate were not material at March 31, 2011 and 2012.

As of March 31, 2011 and 2012, maturities of government bonds and other included in available-for-sale are mainly from 1 to 10 years.

Proceeds from sales of available-for-sale securities were ¥77,025 million, ¥189,037 million and ¥162,160 million ($1,973 million) for the years ended March 31, 2010, 2011 and 2012, respectively. On those sales, gross realized gains were ¥3,186 million, ¥8,974 million and ¥4,822 million ($59 million) and gross realized losses were ¥7 million, ¥87 million and ¥15 million ($0 million), respectively.

During the years ended March 31, 2010, 2011 and 2012, Toyota recognized impairment losses on available-for-sale securities of ¥2,486 million, ¥7,915 million and ¥53,831 million ($655 million), respectively, which are included in “Other income (loss), net” in the accompanying consolidated statements of income.

In the ordinary course of business, Toyota maintains long-term investment securities, included in “Marketable securities and other securities investments” and issued by a number of non-public companies which are recorded at cost, as their fair values were not readily determinable. Management employs a systematic methodology to assess the recoverability of such investments by reviewing the financial viability of the underlying companies and the prevailing market conditions in which these companies operate to determine if Toyota’s investment in each individual company is impaired and whether the impairment is other-than-temporary. Toyota periodically performs this impairment test for significant investments recorded at cost. If the impairment is determined to be other-than-temporary, the carrying value of the investment is written-down by the impaired amount and the losses are recognized currently in operations.